Derivative Liability (Details)	9 Months Ended
Feb. 29, 2016
Convertible Debentures [Member] | As at December 3, 2015 [Member]
Expected Volatility	416.00%
Risk-free Interest Rate	0.57%
Expected Dividend Yield	0.00%
Expected Life (in years)	9 months
Convertible Debentures [Member] | As at February 29, 2016 [Member]
Expected Volatility	271.00%
Risk-free Interest Rate	0.49%
Expected Dividend Yield	0.00%
Expected Life (in years)	6 months 4 days
Convertible Debentures One [Member] | As at January 14, 2016 [Member]
Expected Volatility	340.00%
Risk-free Interest Rate	0.55%
Expected Dividend Yield	0.00%
Expected Life (in years)	9 months
Convertible Debentures One [Member] | As at February 29, 2016 [Member]
Expected Volatility	288.00%
Risk-free Interest Rate	0.49%
Expected Dividend Yield	0.00%
Expected Life (in years)	7 months 13 days